UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan D. Kreider
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 30, 2021

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West T. Rowe Price Mid Cap Growth Fund
(Institutional Class, Investor Class and Class L)
Semi-Annual Report
June 30, 2021
On June 5, 2018 the Securities and Exchange Commission (“SEC”) adopted new rule 30e-3 under the Investment Company Act of 1940. Subject to conditions, new rule 30e-3 will provide certain registered investment companies with an optional method to satisfy their obligations to transmit shareholder reports by making such reports and other materials accessible at a website address specified in a notice to investors.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.greatwestfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your financial intermediary electronically by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. You can contact (866) 345-5954 or make elections online at www.fundreports.com to let your financial intermediary know you wish to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Sector as of June 30, 2021 (unaudited)
Sector	Percentage of Fund Investments
Consumer, Non-cyclical	31.97%
Technology	20.12
Industrial	17.95
Consumer, Cyclical	14.70
Communications	5.84
Financial	5.71
Utilities	1.34
Basic Materials	0.93
Government Money Market Mutual Funds	0.44
Energy	0.25
Diversified	0.03
Short Term Investments	0.72
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 to June 30, 2021).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/21)	(06/30/21)	(01/01/21 – 06/30/21)
Institutional Class
Actual	$1,000.00	$1,090.80	$3.47
Hypothetical (5% return before expenses)	$1,000.00	$1,021.50	$3.36
Investor Class
Actual	$1,000.00	$1,089.20	$5.28
Hypothetical (5% return before expenses)	$1,000.00	$1,019.70	$5.11
Class L
Actual	$1,000.00	$1,088.70	$6.58
Hypothetical (5% return before expenses)	$1,000.00	$1,018.50	$6.36
* Expenses are equal to the Fund's annualized expense ratio of 0.67% for the Institutional Class, 1.02% for the Investor Class and 1.27% for the Class L shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 0.92%
246,300	Kirkland Lake Gold Ltd(a)	$ 9,489,939
104,700	RPM International Inc	9,284,796
		18,774,735
Communications — 5.76%
90,648	Bright Health Group Inc(b)	1,555,520
405,100	Corning Inc	16,568,590
81,400	Etsy Inc(b)	16,755,376
133,396	Farfetch Ltd Class A(b)	6,717,822
66,900	IAC/InterActiveCorp (b)	10,313,973
210,200	Liberty Media Corp-Liberty Formula One Class C(b)	10,133,742
125,000	Match Group Inc(b)	20,156,250
79,000	Pinterest Inc Class A(b)	6,237,050
1,082,600	Roofoods Ltd(b)(c)	4,086,617
58,000	Spotify Technology SA(b)	15,984,220
6,914	Squarespace Inc Class A(b)	410,761
66	Venture Global LNG Inc Series B(b)(c)(d)	302,946
410	Venture Global LNG Inc Series C(b)(c)(d)	1,881,937
144,188	Vimeo Inc(b)	7,065,212
		118,170,016
Consumer, Cyclical — 13.70%
157,200	Alaska Air Group Inc(b)	9,480,732
143,700	Aptiv PLC(b)	22,608,321
109,500	Burlington Stores Inc(b)	35,257,905
106,200	Casey's General Stores Inc	20,670,768
12,000	Chipotle Mexican Grill Inc(b)	18,604,080
114,800	Dollar General Corp	24,841,572
169,900	Dollar Tree Inc(b)	16,905,050
26,000	Domino's Pizza Inc	12,128,740
131,000	DraftKings Inc Class A(a)(b)	6,834,270
31,000	Five Below Inc(b)	5,991,370
208,900	Hilton Worldwide Holdings Inc(b)	25,197,518
10,700	Lululemon Athletica Inc(b)	3,905,179
292,300	MGM Resorts International	12,466,595
36,500	O'Reilly Automotive Inc(b)	20,666,665
88,000	Ross Stores Inc	10,912,000
47,688	Sila Nanotechnologies Inc(b)(c)(d)	1,968,084
212,600	Southwest Airlines Co(b)	11,286,934
43,000	Vail Resorts Inc(b)	13,610,360
92,000	VF Corp	7,547,680
		280,883,823
Consumer, Non-Cyclical — 31.55%
274,400	Acadia Healthcare Co Inc(b)	17,218,600
71,405	Agilon Health Inc(a)(b)	2,896,901
170,100	Alcon Inc	11,951,226
368,300	Alkermes PLC(b)	9,030,716
68,300	Alnylam Pharmaceuticals Inc(b)	11,578,216
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
32,600	Argenx SE ADR(b)	$ 9,814,882
16,000	Ascendis Pharma A/S ADR(b)	2,104,800
770,100	Avantor Inc(b)	27,346,251
90,300	Avery Dennison Corp	18,984,672
8,600	Boston Beer Co Inc Class A(b)	8,778,880
51,900	Bright Horizons Family Solutions Inc(b)	7,635,009
506,200	Bruker Corp	38,461,076
392,200	Catalent Inc(b)	42,404,664
83,600	Cooper Cos Inc	33,128,172
248,200	CoStar Group Inc(b)	20,555,924
91,900	DENTSPLY SIRONA Inc	5,813,594
444,400	Elanco Animal Health Inc(b)	15,416,236
109,700	Equifax Inc	26,274,247
78,600	Exact Sciences Corp(b)	9,770,766
122,000	Exelixis Inc(b)	2,222,840
90,300	FleetCor Technologies Inc(b)	23,122,218
707,100	Hologic Inc(b)	47,177,712
42,000	ICU Medical Inc(b)	8,643,600
179,021	Incyte Corp(b)	15,061,037
199,800	Ionis Pharmaceuticals Inc(b)	7,970,022
16,000	Kodiak Sciences Inc(b)	1,488,000
24,000	MarketAxess Holdings Inc	11,126,160
27,500	Molina Healthcare Inc(b)	6,959,150
801,000	Multiplan Corp(a)(b)	7,625,520
78,600	Neurocrine Biosciences Inc(b)	7,649,352
253,700	Ortho Clinical Diagnostics Holdings PLC(b)	5,431,717
365,800	Perrigo Co PLC	16,771,930
157,651	PPD Inc(b)	7,266,134
93,000	Quidel Corp(b)	11,915,160
206,000	Reynolds Consumer Products Inc	6,252,100
91,500	Seagen Inc(b)	14,446,020
112,100	Teleflex Inc	45,040,659
365,800	Terminix Global Holdings Inc(b)	17,452,318
225,400	TransUnion	24,751,174
186,300	TreeHouse Foods Inc(b)	8,294,076
52,000	Ultragenyx Pharmaceutical Inc(b)	4,958,200
74,300	Verisk Analytics Inc	12,981,696
36,500	West Pharmaceutical Services Inc	13,107,150
		646,878,777
Diversified — 0.03%
66,000	Dragoneer Growth Opportunities Corp Class A(b)	657,360
Energy — 0.24%
79,458	Array Technologies Inc(b)	1,239,545
105,300	Shoals Technologies Group Inc Class A(a)(b)	3,738,150
		4,977,695

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Shares		Fair Value
Financial — 5.63%
105,000	Assurant Inc	$ 16,398,900
193,900	Axis Capital Holdings Ltd	9,503,039
168,200	Cboe Global Markets Inc	20,024,210
147,500	GoHealth Inc Class A(b)	1,653,475
62,000	Kemper Corp	4,581,800
365,700	KKR & Co Inc	21,664,068
39,000	Raymond James Financial Inc	5,066,100
88,000	Selectquote Inc(b)	1,694,880
386,762	Social Financial Inc(b)(c)	7,043,516
229,800	Tradeweb Markets Inc Class A	19,431,888
157,800	Webster Financial Corp	8,417,052
		115,478,928
Industrial — 17.73%
292,000	Agilent Technologies Inc	43,160,520
131,100	Amphenol Corp Class A	8,968,551
497,100	Ball Corp	40,275,042
222,400	BWX Technologies Inc	12,925,888
63,100	Cognex Corp	5,303,555
464,400	Colfax Corp(b)	21,274,164
248,300	Fortive Corp	17,316,442
237,208	Gores Holdings V/Ardagh Metal Packaging Special Purpose Acquisition Company(b)(c)(d)	2,372,080
100,900	IDEX Corp	22,203,045
730,700	Ingersoll Rand Inc(b)	35,665,467
167,100	JB Hunt Transport Services Inc	27,228,945
169,700	Keysight Technologies Inc(b)	26,203,377
27,568	Martin Marietta Materials Inc	9,698,698
326,800	National Instruments Corp	13,817,104
52,000	Packaging Corp of America	7,041,840
287,400	Sealed Air Corp	17,028,450
626,100	Textron Inc	43,056,897
83,000	Waste Connections Inc	9,912,690
		363,452,755
Technology — 19.80%
62,500	Atlassian Corp PLC Class A(b)	16,053,750
31,500	Bill.com Holdings Inc(b)	5,770,170
199,500	Black Knight Inc(b)	15,557,010
52,400	Broadridge Financial Solutions Inc	8,464,172
209,000	Ceridian HCM Holding Inc(b)	20,047,280
91,000	Citrix Systems Inc	10,671,570
928,383	Clarivate PLC(a)(b)	25,558,384
27,371	Clear Secure Inc(b)	1,077,040
24,537	Confluent Inc Class A(b)	1,165,507
47,000	Crowdstrike Holdings Inc Class A(b)	11,811,570
104,500	DocuSign Inc(b)	29,215,065
39,100	Doximity Inc Class A(b)	2,275,620
Shares		Fair Value
Technology — (continued)
66,127	Dragoneer Growth Opportunities/CCC Information Services Special Purpose Acquisition Company(b)(c)(d)	$ 661,270
162,000	Entegris Inc	19,921,140
30,000	Five9 Inc(b)	5,501,700
68,000	Fortinet Inc(b)	16,196,920
26,000	Jack Henry & Associates Inc	4,251,260
68,000	KLA Corp	22,046,280
59,000	Lattice Semiconductor Corp(b)	3,314,620
13,409	LegalZoom.Com Inc(b)	507,531
52,600	Leidos Holdings Inc	5,317,860
574,100	Marvell Technology Inc	33,487,253
302,600	Microchip Technology Inc	45,311,324
52,000	nCino Inc(a)(b)	3,115,840
144,000	Playtika Holding Corp(b)	3,432,960
8,306	Procore Technologies Inc(b)	788,655
15,891	Procore Technologies Inc(c)	1,433,408
69,000	PTC Inc(b)	9,746,940
38,900	Roper Technologies Inc	18,290,780
33,846	SentinelOne Inc(b)	1,438,455
91,400	Skyworks Solutions Inc	17,525,950
57,361	Splunk Inc(b)	8,293,253
78,300	Veeva Systems Inc Class A(b)	24,347,385
1,260,100	Zynga Inc Class A(b)	13,394,863
		405,992,785
Utilities — 1.33%
91,900	Ameren Corp	7,355,676
52,800	Eversource Energy	4,236,672
117,600	Sempra Energy	15,579,648
		27,171,996
TOTAL COMMON STOCK — 96.69% (Cost $1,251,140,240)		$1,982,438,870
CONVERTIBLE PREFERRED STOCK
Consumer, Cyclical — 0.82%
3,843	Maplebear Inc DBA Instacart Series I 0.00%(c)(d)	480,375
323,569	Rivian Automotive Series D 0.00%(c)(d)	11,923,518
119,920	Rivian Automotive Series E 0.00%(c)(d)	4,419,052
		16,822,945

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — 0.01%
4,098	JAND Inc DBA Warby Parker Class A 0.00%(c)(d)	$ 100,526
8,484	JAND Inc DBA Warby Parker Class AA 0.00%(c)(d)	208,118
11	JAND Inc DBA Warby Parker Class B 0.00%(c)(d)	270
		308,914
Technology — 0.07%
3,651	Databricks Inc Series G 0.00%(c)(d)	647,578
44,193	WeWork Series D-1 0.00%(c)(d)	508,903
19,307	WeWork Series D-2 0.00%(c)(d)	222,329
		1,378,810
TOTAL CONVERTIBLE PREFERRED STOCK — 0.90% (Cost $7,828,739)		$ 18,510,669
WARRANTS
Financial — 0.01%
24,044	Pershing Square Tontine Holdings Ltd(b)	151,477
TOTAL WARRANTS — 0.01% (Cost $132,928)		$ 151,477
GOVERNMENT MONEY MARKET MUTUAL FUNDS
1,839,000	BlackRock FedFund Institutional Class(e), 0.03%(f)	1,839,000
834,000	Federated Hermes Government Obligations Fund Premier Shares(e), 0.01%(f)	834,000
2,112,000	Goldman Sachs Financial Square Government Fund Institutional Class(e), 0.02%(f)	2,112,000
834,000	Invesco Government & Agency Portfolio Institutional Class(e), 0.03%(f)	834,000
2,112,000	JPMorgan U.S. Government Money Market Fund Capital Shares(e), 0.03%(f)	2,112,000
1,170,000	Morgan Stanley Institutional Liquidity Government Portfolio Institutional Class(e), 0.03%(f)	1,170,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.44% (Cost $8,901,000)		$ 8,901,000
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
Repurchase Agreements — 0.71%
$3,417,915	Undivided interest of 17.37% in a repurchase agreement (principal amount/value $19,684,857 with a maturity value of $19,684,884) with Bank of America Securities Inc, 0.05%, dated 6/30/21 to be repurchased at $3,417,915 on 7/1/21 collateralized by various U.S. Government Agency securities, 1.50% - 8.50%, 7/15/21 - 1/15/60, with a value of $20,078,554.(e)	$ 3,417,915
5,572,830	Undivided interest of 6.67% in a repurchase agreement (principal amount/value $83,554,867 with a maturity value of $83,554,983) with RBC Capital Markets Corp, 0.05%, dated 6/30/21 to be repurchased at $5,572,830 on 7/1/21 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 8.00%, 8/1/21 - 4/15/62, with a value of $85,225,967.(e)	5,572,830
5,572,830	Undivided interest of 6.82% in a repurchase agreement (principal amount/value $81,757,663 with a maturity value of $81,757,799) with Citigroup Global Markets Inc, 0.06%, dated 6/30/21 to be repurchased at $5,572,830 on 7/1/21 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 7/1/21 - 1/15/59, with a value of $83,392,816.(e)	5,572,830
TOTAL SHORT TERM INVESTMENTS — 0.71% (Cost $14,563,575)		$ 14,563,575
TOTAL INVESTMENTS — 98.75% (Cost $1,282,566,482)		$2,024,565,591
OTHER ASSETS & LIABILITIES, NET — 1.25%		$ 25,685,093
TOTAL NET ASSETS — 100.00%		$2,050,250,684

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
(a)	All or a portion of the security is on loan at June 30, 2021.
(b)	Non-income producing security.
(c)	Restricted security; further details of these securities are included in a subsequent table.
(d)	Security is fair valued using significant unobservable inputs.
(e)	Collateral received for securities on loan.
(f)	Rate shown is the 7-day yield as of June 30, 2021.
ADR	American Depositary Receipt
At June 30, 2021, the Fund held the following restricted securities:
Security	Acquisition Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets
Common Stock
Dragoneer Growth Opportunities/CCC Information Services Special Purpose Acquisition Company	03/15/2021	$661,270	$661,270	0.03%
Gores Holdings V/Ardagh Metal Packaging Special Purpose Acquisition Company	03/15/2021	2,372,080	2,372,080	0.12
Procore Technologies Inc	05/20/2021	853,982	1,433,408	0.07
Roofoods Ltd	03/31/2021	1,925,650	4,086,617	0.20
Sila Nanotechnologies Inc	01/07/2021	1,968,217	1,968,084	0.10
Social Financial Inc	12/30/2020	3,945,458	7,043,516	0.34
Venture Global LNG Inc Series B	03/08/2018	199,320	302,946	0.02
Venture Global LNG Inc Series C	10/16/2017-03/08/2018	1,504,805	1,881,937	0.09
Convertible Preferred Stock
Databricks Inc Series G	02/01/2021	647,570	647,578	0.03
JAND Inc DBA Warby Parker Class A	11/19/2020	100,739	100,526	0.00
JAND Inc DBA Warby Parker Class AA	11/19/2020	208,447	208,118	0.01
JAND Inc DBA Warby Parker Class B	11/19/2020	271	270	0.00
Maplebear Inc DBA Instacart Series I	02/26/2021	480,375	480,375	0.02
Rivian Automotive Series D	12/23/2019	3,476,425	11,923,518	0.58
Rivian Automotive Series E	07/10/2020	1,857,561	4,419,052	0.22
WeWork Series D-1	12/09/2014	735,866	508,903	0.03
WeWork Series D-2	12/09/2014	321,485	222,329	0.01
		$21,259,521	$38,260,527	1.87%
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2021 (Unaudited)
Great-West T. Rowe Price Mid Cap Growth Fund
ASSETS:
Investments in securities, fair value (including $23,350,482 of securities on loan)(a)	$2,010,002,016
Repurchase agreements, fair value(b)	14,563,575
Cash	88,843,847
Dividends receivable	255,554
Subscriptions receivable	1,438,880
Receivable for investments sold	753,312
Total Assets	2,115,857,184
LIABILITIES:
Payable for director fees	2,943
Payable for distribution fees	824
Payable for investments purchased	37,027,265
Payable for other accrued fees	114,302
Payable for shareholder services fees	235,560
Payable to investment adviser	1,183,798
Payable upon return of securities loaned	23,464,575
Redemptions payable	3,577,233
Total Liabilities	65,606,500
NET ASSETS	$2,050,250,684
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$14,467,438
Paid-in capital in excess of par	1,099,571,528
Undistributed/accumulated earnings	936,211,718
NET ASSETS	$2,050,250,684
NET ASSETS BY CLASS
Investor Class	$787,511,000
Class L	$4,092,463
Institutional Class	$1,258,647,221
CAPITAL STOCK:
Authorized
Investor Class	75,000,000
Class L	10,000,000
Institutional Class	440,000,000
Issued and Outstanding
Investor Class	19,426,345
Class L	565,466
Institutional Class	124,682,568
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$40.54
Class L	$7.24
Institutional Class	$10.09
(a) Cost of investments	$1,268,002,907
(b) Cost of repurchase agreements	$14,563,575
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2021 (Unaudited)
Great-West T. Rowe Price Mid Cap Growth Fund
INVESTMENT INCOME:
Income from securities lending	$26,676
Dividends	4,511,277
Foreign withholding tax	(21,501)
Total Income	4,516,452
EXPENSES:
Management fees	6,558,720
Shareholder services fees – Investor Class	1,296,452
Shareholder services fees – Class L	7,095
Audit and tax fees	15,616
Custodian fees	25,109
Director's fees	7,112
Distribution fees – Class L	5,039
Legal fees	8,020
Pricing fees	313
Registration fees	35,510
Shareholder report fees	16,182
Transfer agent fees	10,185
Other fees	3,598
Total Expenses	7,988,951
Less amount waived by investment adviser	18,595
Net Expenses	7,970,356
NET INVESTMENT LOSS	(3,453,904)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	127,508,871
Net Realized Gain	127,508,871
Net change in unrealized appreciation on investments and foreign currency translations	49,319,755
Net Change in Unrealized Appreciation	49,319,755
Net Realized and Unrealized Gain	176,828,626
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$173,374,722
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2021 and fiscal year ended December 31, 2020
Great-West T. Rowe Price Mid Cap Growth Fund	2021 (Unaudited)	2020
OPERATIONS:
Net investment loss	$(3,453,904)	$(2,822,367)
Net realized gain	127,508,871	205,957,396
Net change in unrealized appreciation	49,319,755	205,348,668
Net Increase in Net Assets Resulting from Operations	173,374,722	408,483,697
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	-	(20,307,119)
Class L	-	(1,168,399)
Institutional Class	-	(125,704,942)
From Net Investment Income and Net Realized Gains	0	(147,180,460)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	116,811,269	170,964,767
Class L	121,734	7,886,063
Institutional Class	168,228,143	307,556,987
Shares issued in reinvestment of distributions
Investor Class	-	20,307,119
Class L	-	1,168,399
Institutional Class	-	125,704,942
Shares redeemed
Investor Class	(135,471,842)	(360,287,235)
Class L	(522,698)	(51,825,541)
Institutional Class	(241,380,868)	(510,192,026)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(92,214,262)	(288,716,525)
Total Increase (Decrease) in Net Assets	81,160,460	(27,413,288)
NET ASSETS:
Beginning of Period	1,969,090,224	1,996,503,512
End of Period	$2,050,250,684	$1,969,090,224
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	2,968,522	5,567,574
Class L	17,563	1,317,767
Institutional Class	17,362,480	38,895,262
Shares issued in reinvestment of distributions
Investor Class	-	559,197
Class L	-	180,106
Institutional Class	-	13,828,270
Shares redeemed
Investor Class	(3,488,456)	(11,711,535)
Class L	(74,561)	(8,173,985)
Institutional Class	(24,875,423)	(61,135,325)
Net Decrease	(8,089,875)	(20,672,669)
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2021(Unaudited)	$37.22	(0.11)	3.43	3.32	-	-	-	$40.54	8.92% (d)
12/31/2020	$30.83	(0.11)	7.52	7.41	-	(1.02)	(1.02)	$37.22	24.11%
12/31/2019	$24.00	(0.02)	7.52	7.50	(0.00) (e)	(0.67)	(0.67)	$30.83	31.28%
12/31/2018	$26.08	(0.03)	(0.58)	(0.61)	(0.02)	(1.45)	(1.47)	$24.00	(2.33%)
12/31/2017	$22.12	(0.06)	5.46	5.40	(0.08)	(1.36)	(1.44)	$26.08	24.43%
12/31/2016	$21.64	(0.05)	1.39	1.34	(0.01)	(0.85)	(0.86)	$22.12	6.18%
Class L
06/30/2021(Unaudited)	$ 6.65	(0.03)	0.62	0.59	-	-	-	$ 7.24	8.87% (d)
12/31/2020	$ 6.21	(0.03)	1.49	1.46	-	(1.02)	(1.02)	$ 6.65	23.88%
12/31/2019	$ 5.29	(0.02)	1.66	1.64	(0.05)	(0.67)	(0.72)	$ 6.21	31.02%
12/31/2018	$ 7.07	(0.03)	(0.15)	(0.18)	(0.15)	(1.45)	(1.60)	$ 5.29	(2.67%)
12/31/2017	$ 6.87	(0.04)	1.69	1.65	(0.09)	(1.36)	(1.45)	$ 7.07	24.17%
12/31/2016	$ 7.30	(0.03)	0.47	0.44	(0.02)	(0.85)	(0.87)	$ 6.87	5.94%
Institutional Class
06/30/2021(Unaudited)	$ 9.25	(0.01)	0.85	0.84	-	-	-	$10.09	9.08% (d)
12/31/2020	$ 8.28	(0.00) (e)	2.01	2.01	(0.02)	(1.02)	(1.04)	$ 9.25	24.52%
12/31/2019	$ 6.85	0.02	2.15	2.17	(0.07)	(0.67)	(0.74)	$ 8.28	31.73%
12/31/2018	$ 8.65	0.02	(0.19)	(0.17)	(0.18)	(1.45)	(1.63)	$ 6.85	(1.99%)
12/31/2017	$ 8.11	0.01	2.01	2.02	(0.12)	(1.36)	(1.48)	$ 8.65	24.99%
12/31/2016	$ 8.43	0.01	0.54	0.55	(0.02)	(0.85)	(0.87)	$ 8.11	6.47%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income (loss) to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(f)
Supplemental Data and Ratios
Investor Class
06/30/2021 (Unaudited)	$ 787,511	1.02% (g)	1.02% (g)	(0.57%) (g)	11% (d)
12/31/2020	$ 742,366	1.02%	1.02%	(0.36%)	28%
12/31/2019	$ 787,200	1.02%	1.02%	(0.07%)	30%
12/31/2018	$ 655,816	1.02%	1.02%	(0.10%)	38%
12/31/2017	$ 810,369	1.03%	1.02%	(0.25%)	37%
12/31/2016	$ 709,682	1.04%	1.03%	(0.21%)	42%
Class L
06/30/2021 (Unaudited)	$ 4,092	1.63% (g)	1.27% (g)	(0.82%) (g)	11% (d)
12/31/2020	$ 4,140	1.33%	1.27%	(0.57%)	28%
12/31/2019	$ 45,330	1.32%	1.27%	(0.32%)	30%
12/31/2018	$ 34,538	1.32%	1.27%	(0.34%)	38%
12/31/2017	$ 33,384	1.38%	1.28%	(0.50%)	37%
12/31/2016	$ 36,235	1.37%	1.30%	(0.47%)	42%
Institutional Class
06/30/2021 (Unaudited)	$1,258,647	0.67% (g)	0.67% (g)	(0.22%) (g)	11% (d)
12/31/2020	$1,222,584	0.67%	0.67%	(0.01%)	28%
12/31/2019	$1,163,973	0.67%	0.67%	0.28%	30%
12/31/2018	$ 770,022	0.67%	0.67%	0.26%	38%
12/31/2017	$ 580,994	0.68%	0.67%	0.11%	37%
12/31/2016	$ 353,298	0.69%	0.68%	0.14%	42%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Amount was less than $0.01 per share.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of fifty-five funds. Interests in the Great-West T. Rowe Price Mid Cap Growth Fund (the Fund) are included herein. The investment objective of the Fund is to seek long-term capital appreciation. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. Effective as of the close of business on October 2, 2020, Class L shares are closed to new investors. Existing shareholders may continue to contribute, reinvest dividends and capital gains arising from Class L shares. The Fund reserves the right to modify or limit the above exceptions or re-open Class L shares at any time without prior notice. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The outbreak of the novel strain of coronavirus, specifically identified as "COVID-19", has resulted in governments worldwide enacting emergency measures to combat the spread of the virus. These measures, which include the implementation of travel bans, self-imposed quarantine periods and social distancing, have caused material disruption to businesses globally resulting in an economic slowdown. Global equity markets have experienced significant volatility and weakness. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 outbreak is unknown at this time, as is the efficacy of the government and central bank interventions. It is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Fund in future periods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Semi-Annual Report - June 30, 2021

For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Convertible Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Warrants	Exchange traded close price, bids and evaluated bids.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

Semi-Annual Report - June 30, 2021

As of June 30, 2021, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments. There were no transfers in or out of Level 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 1,971,165,936	$ 4,086,617	$ 7,186,317	$ 1,982,438,870
Convertible Preferred Stock	—	—	18,510,669	18,510,669
Warrants	151,477	—	—	151,477
Government Money Market Mutual Funds	8,901,000	—	—	8,901,000
Short Term Investments	—	14,563,575	—	14,563,575
Total Assets	$ 1,980,218,413	$ 18,650,192	$ 25,696,986	$ 2,024,565,591
Restricted Securities
Investments in securities include issues that are restricted. A restricted security may have contractual restrictions on resale and is valued under methods approved by the Board of Directors reflecting fair value. Restricted securities are marked with an applicable footnote on the Schedule of Investments and are reported in a table following the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Foreign Currency Translations and Transactions
The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Semi-Annual Report - June 30, 2021

Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments, adjustments to the accounting treatment of partnerships and foreign currency reclassifications.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2021 were as follows:
Federal tax cost of investments	$1,284,800,625
Gross unrealized appreciation on investments	778,742,928
Gross unrealized depreciation on investments	(38,977,962)
Net unrealized appreciation on investments	$739,764,966
2.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds entered into an investment advisory agreement with Great-West Capital Management, LLC (GWCM) (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.66% of the Fund’s average daily net assets. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.67% of the Fund’s average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees, distribution fees and certain extraordinary expenses (the “Expense Limit”). The agreement’s current term ends on April 30, 2022 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of the Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. At June 30, 2021, the amounts subject to recoupment were as follows:
Expires December 31, 2021	Expires December 31, 2022	Expires December 31, 2023	Expires June 30, 2024	Recoupment of Past Reimbursed Fees by the Adviser
$63,737	$31,555	$45,382	$18,595	$0
The Adviser and Great-West Funds entered into a sub-advisory agreement with T. Rowe Price Associates, Inc. The Adviser is responsible for compensating the Sub-Adviser for its services.

Semi-Annual Report - June 30, 2021

Great-West Funds entered into a shareholder services agreement with Empower Retirement, LLC (Empower), an affiliate of GWCM and subsidiary of GWL&A. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class and Class L shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all fifty-five funds for which they serve as directors was $595,500 for the fiscal period ended June 30, 2021.
3.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 30, 2021, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $213,877,975 and $323,347,865, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
4.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of the Fund and necessary collateral adjustments are made between the Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 30, 2021, the Fund had securities on loan valued at $23,350,482 and received collateral as reported on the Statement of Assets and Liabilities of $23,464,575 for such loan which was invested in Repurchase Agreements collateralized by U.S. Government or U.S. Government Agency securities and Government Money Market Mutual Funds.The Repurchase Agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At June 30, 2021, the class of securities loaned consisted entirely of common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
5.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
6.  SUBSEQUENT EVENTS
Management has reviewed all events subsequent to June 30, 2021, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued. No subsequent events requiring adjustments or disclosures have occurred.

Semi-Annual Report - June 30, 2021

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form NPORT-EX. Great-West Funds’ Forms NPORT-EX are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Funds' Liquidity Risk Management Program
The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the Investment Company Act. The program is designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its cash holdings and access to other funding sources. The Funds’ Board of Directors approved the designation of the Great-West Capital Management, LLC (the “Adviser”) Liquidity Risk Management Committee as the administrator of the liquidity risk management program. The Liquidity Risk Management Committee includes representatives from the Adviser’s Risk, Trading, Investment Valuation, and Regulatory Compliance departments and is responsible for the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy and effectiveness. The Liquidity Risk Management Committee reassessed each Fund’s liquidity risk profile, considering additional data gathered through May 2021 and the adequacy and effectiveness of the liquidity risk management program’s operations since its inception in December 2018 (the “covered period”) in order to prepare a written report to the Board of Directors for review at its meeting held on June 10, 2021. The report stated that:
(i) the program performed well during the covered period and meets the needs and profile of the Funds,
(ii) the Funds benefit from the stability of their shareholder base,
(iii) the selection of two vendors to supply liquidity measurement products has proven to be extremely helpful,
(iv) no changes were proposed to the program as of the date of the report, and
(v) no Fund approached the internal triggers set by the Liquidity Risk Management Committee or the regulatory percentage limitation (15%) on holdings in illiquid investments.
The report also stated that it continues to be appropriate to not set a “highly liquid investment minimum” for any Funds because the Funds primarily hold “highly liquid investments” and reviewed the changes to the program since inception.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 20, 2021 (the “April Meeting”), unanimously approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Great-West Capital Management, LLC (“GWCM”) and the Company, on behalf of Great-West T. Rowe Price Mid Cap Growth Fund (the “Fund”), a series of the Company, and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) by and among the Company, GWCM and T. Rowe Price Associates, Inc. (the “Sub-Adviser”), with respect to the Fund. (The Fund and the Company’s other series are referred to collectively as the “Great-West Funds.”)

Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend the Sub-Advisory Agreement with Board approval but without shareholder approval. Under this structure, GWCM is also responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.
Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the investment and reinvestment of the Fund’s assets, which includes making decisions to buy, sell or hold any particular security.
On March 30, 2021 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Meeting to evaluate information encompassing a wide variety of topics and furnished by GWCM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements” or each, an “Agreement”), and met separately with representatives of Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, and with GWCM to review comparative information on the Fund’s investment performance, fees and expenses. In addition, at the March Meeting, the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Fee Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, and further discussed such information with GWCM. The Independent Directors also considered additional information provided in response to their requests made following the March Meeting. The Independent Directors further discussed continuation of the Agreements separately with independent legal counsel at the April Meeting. The Independent Directors weighed and considered the information provided in light of their substantial accumulated experience in governing the Fund and the other Great-West Funds. Although the Board considered the approval of the Agreements for the Fund as part of its multi-faceted annual review process of agreements across the Great-West Funds, the Board’s approvals were made on a fund-by-fund basis.
In approving the continuation of each of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for the Great-West Funds, including the services and support provided to the Great-West Funds, including the Fund and its shareholders.
In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after a comprehensive consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The Independent Directors were assisted throughout the evaluation process by independent legal counsel.
Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and the Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s organizational history, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, education, experience, tenure and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund, as well as each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its investment decision-making process, its disaster recovery procedures, including cybersecurity risk mitigation, its overall financial condition and ability to carry out its obligations to the Fund, its technical resources, operational capabilities and safeguards, and compliance policies and procedures, including for liquidity risk management oversight, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. With respect to GWCM, the Board noted recent and anticipated system and process enhancements, such as the implementation of a new trade order management system and compliance tool, use of an industry leading portfolio and risk analytics program, enhancements to investment applications, and GWCM’s efforts generally to ensure that third-party programs used to service the Fund are monitored effectively and upgraded as needed.
Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser each year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account. Also considered was each adviser’s response to market volatility and economic developments and changing circumstances in the mutual fund industry. In this regard, the Board received and considered information furnished by each adviser on the impacts of the coronavirus (COVID-19) outbreak on each adviser generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Adviser.
Investment Performance
The Board received and considered information regarding the investment performance of the Fund. The Board reviewed performance information for the Fund’s Investor Class and Institutional Class as compared against its benchmark index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classifications. This performance data included, among other things, annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2020 with respect to the Investor Class, and, for the Institutional Class, annualized returns for the one-, three- and five-year periods ended December 31, 2020. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of the benchmark index and the performance universe. In addition, the Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark index and to a peer group of funds.
The Board observed that the annualized returns of the Fund’s Investor Class for the one-, three-, five- and ten-year periods ended December 31, 2020 were in the fifth, fourth, fourth and third quintiles, respectively, of its performance universe (the first quintile being the best performers and the fifth quintile being the worst performers), which, as to the annualized returns for the ten-year period ended December 31, 2020, exceeded the performance universe median. As to the Fund’s Institutional Class, the Board observed that the annualized returns for the one-, three- and five-year periods ended December 31, 2020 were in the fifth, fourth and fourth quintiles, respectively, of its performance universe. The Board also noted that the Fund underperformed its benchmark index each period reviewed.
The Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus, and in light of the overall recent market conditions. In evaluating the performance data, the Board also considered the Sub-Adviser’s investment decision-making process, the organization, experience and composition of its investment personnel and its portfolio risk controls, among other things. Also taken into account was the Sub-Adviser’s performance attribution commentary, including, among other things, sector allocations and weightings, as well as the firm’s investment discipline, as risk-aware, valuation sensitive growth investors in contrast to the significant recent outperformance of “growth at any price” mid-cap companies not favored by the Sub-Adviser.
The Board also considered GWCM’s processes for overseeing and analyzing the Sub-Adviser’s performance, including GWCM’s systematic approach to performance monitoring. Also relevant to the Board’s evaluation was GWCM’s assessment that the Fund meets expectations with respect to its investment objective and that GWCM recommends the retention of the Sub-Adviser.
The Board determined that it was satisfied with the explanations for, oversight of and information provided regarding the Fund’s investment performance.

Costs and Profitability
The Board considered the costs of services provided by GWCM from its relationship with the Fund. The Board also reviewed an analysis prepared by Broadridge regarding the actual net advisory fee, sub-advisory fee and advisory fee retained by GWCM for the Fund’s Investor Class and Institutional Class, as compared to share classes of other sub-advised funds within the same Lipper investment classification and publicly-disclosed sub-advisory fees.
With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that, effective May 1, 2017, the structure of the investment management fee payable by the Fund changed to a structure in which GWCM absorbs the costs associated with fund accounting, which were previously paid directly by the Fund in its investment management fee and noted that GWCM’s investment management fee increased commensurate with the costs of these services as of December 31, 2015. The Board further noted that GWCM has contractually agreed for a one-year renewable term, through April 30, 2022, to limit the fees and expenses of the Fund to the total expense ratio of the Fund as of December 31, 2015, and that in the future GWCM may increase the expense limit only with the approval of the Board.
The Board noted that GWCM, not the Fund, pays the sub-advisory fee to the Sub-Adviser and that such fee was negotiated at arm’s length between GWCM and the Sub-Adviser. In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined by Broadridge, based on Lipper fund classifications. Specifically, the Board considered for each class (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratio for all funds in the peer group. As part of its comprehensive evaluation, the Board also reviewed a report from the Independent Fee Consultant assessing expenses in the context of performance.
The Board observed that the Fund’s Contractual Management Fee for each class was lower than its respective peer group median contractual management fee. The Board also observed that the Fund’s total annual operating expense ratio for each class was lower than the peer group median expense ratio, ranking in the first quintile of its peer group for the Fund’s Institutional Class (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses), and, with respect to the Fund’s Investor Class, ranking in the second quintile of its peer group.
The Board received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund. The Board also received information from the Sub-Adviser regarding its standard fee schedule for actively managed non-investment company U.S. mid-cap growth separate accounts using an investment strategy similar to the Fund, as well as the fees charged by the Sub-Adviser to its retail mutual fund and other sub-advised mutual funds it manages in the same investment style as the Fund. The Board reviewed the foregoing and the Sub-Adviser’s explanation for any differences in fee schedules and noted that the fees charged by the Sub-Adviser for these other accounts and products were competitive to the fees charged to GWCM for the Fund.
The Board further considered the overall financial soundness of GWCM and the Sub-Adviser and the profits estimated to have been realized by GWCM and its affiliates. The Board reviewed the financial statements from GWCM and the Sub-Adviser and profitability information from GWCM.
With respect to GWCM’s profitability information, the Board considered the review undertaken by management in 2020 of the organization’s expense allocation methodology following an internal corporate restructuring and, following such review, GWCM’s determination to adjust the methodology used in determining profitability. In this connection, the Board took into account its discussions with management regarding the methodology as well as the analysis performed by an independent auditor, including the auditor’s conclusion that the methodology was reasonable. The Board also considered that there is no recognized standard or uniform methodology for determining profitability for this purpose. Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed a report from Broadridge comparing pre-tax investment management profitability margins for the latest fiscal year for certain publicly-traded advisers to fund complexes as compared to GWCM’s estimated complex-level profits. The Board considered that, while GWCM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and the adviser’s assumptions regarding allocations of revenue and expenses. With respect to the Sub-Adviser, the Board considered the firm’s representation that profits related to the Fund versus other advisory accounts could not be itemized because management and personnel time and services are not allocated among the various types of accounts and noted that, since the agreement with the Sub-Adviser is arm’s length, such information regarding the Sub-Adviser was not relevant to its consideration of the continuation of the Sub-Advisory Agreement.
Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for GWCM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. The Board noted that GWCM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders, competitive management fee rates set at the outset, and investments in the business intended to enhance services available to shareholders. In its evaluation, the Board noted that although there are no breakpoints in the management fee or sub-advisory fee schedules under the Agreements, GWCM and the Sub-Adviser have implemented a relationship pricing discount based on the combined assets of the Fund and another series of the Company sub-advised by the Sub-Adviser (together, the “T. Rowe Price Sub-Advised Funds”), which reduces the sub-advisory fees at specified combined asset levels as the assets of the T. Rowe Price Sub-Advised Funds increase. In considering the foregoing, the Board took into account that the sub-advisory fee under the Sub-Advisory Agreement is paid by GWCM out of the management fee that it receives under the Advisory Agreement and that the arrangements between GWCM and the Sub-Adviser are negotiated at arm’s length. The Board also reviewed data provided by Broadridge regarding the percentage of the management fee retained by GWCM, which indicated that such percentage was below the median of the Fund’s Lipper investment classification. In addition, the Board recalled its observation that the Contractual Management Fee for each class of the Fund was lower than the median contractual management fee of its peer group.
Based on the information provided, the Board concluded that GWCM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by GWCM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. In this regard, the Board noted that the Sub-Adviser may receive ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating Fund brokerage to such brokers.
The Board also considered where services were provided to the Fund by affiliates of GWCM, including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower Retirement, LLC (“Empower”) pursuant to a shareholder services agreement, effective April 29, 2020. (Great-West Life & Annuity Insurance Company (“GWL&A”), the parent company of Empower and GWCM, previously provided shareholder services pursuant to an agreement dated May 1, 2015.) In addition to the foregoing arrangements, the Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWL&A and/or its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits.
The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by GWCM or the Sub-Adviser.

Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)   (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant’s Form N-CSRs filed on February 27,2020 (File No. 2-75503).
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 18, 2021
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 18, 2021
By:	/s/ Kelly B. New

Kelly B. New
Treasurer
Date:August 18, 2021